Operating leases, from the perspective as a lessee (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Liability [Abstract]
Operating lease liabilities	$ 4,605,152	$ 4,031,580
Operating lease right-of-use assets	$ 3,677,983	$ 3,388,523